Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended												12 Months Ended
	Oct. 01, 2009	Dec. 31, 2013 Renewals sqft	Dec. 31, 2012	Dec. 31, 2011 sqft	Dec. 31, 2010	Mar. 31, 2014	Dec. 14, 2011 sqft	Aug. 03, 2009 sqft	Mar. 31, 2006 sqft	Oct. 18, 2005 sqft	Dec. 31, 2013 Maximum [Member]	Dec. 01, 2010 Minimum [Member]	Dec. 01, 2009 Minimum [Member]	Dec. 31, 2013 Office Premises [Member]	Dec. 31, 2013 Laboratory Space [Member]	Dec. 31, 2013 Capital Lease [Member]	Dec. 31, 2013 Lab Premises [Member]	Dec. 31, 2013 Laboratory Equipment [Member]	Dec. 31, 2012 Laboratory Equipment [Member]
Long-term Purchase Commitment [Line Items]
Area of leased office and laboratory space		23,000						63,000		40,000
Date on lease commenced														2006-09-01	2006-12-01	2005-12-06
Number of renewal options		2
Term of renewal option		5 years
Additional area of leased laboratory space									23,199
Leasehold improvement incentives from the landlord		$ 6,900
Date of cease of agreement		2017-01
Area of leased office premises		18,000
Area of leased laboratory premises		22,000
Date of cease of agreement		Dec. 31, 2012												Jun. 16, 2009			Sep. 15, 2009
Consideration paid for right to cease	500				1,000
Original company's letter of credit for the benefit of the Landlord											4,000	1,800	2,500
Letter of credit included in restricted cash		1,800	1,800
Area of subleased office and laboratory space				24,600
Reduced area of subleased office and laboratory space							12,000
Date of renewal		Dec. 14, 2011
Total rent expense		1,082	1,322	1,486
Equipment for capital lease		159	159
Accumulated depreciation		142	89
Accrued expense and other current liabilities and other long-term liabilities		$ 575	$ 916			$ 430												$ 14	$ 68